Defined benefit plans - Summary of changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ (46,758)	[1]	₩ (442,174)
Included in profit or loss:
Current service cost		164,062		143,259
Past service cost		(18,613)		92
Net interest expense (income)		(14,904)		(33,708)
Settlement loss (gain)		(1,972)		7,638
Subtotal		128,573		117,281
Included in other comprehensive income:
Demographic assumptions		(2,338)		106,072
Financial assumptions		143,990		124,927
Experience adjustment		(121,322)		5,925
Return on plan assets excluding interest income		30,571		34,428
Subtotal		50,901		271,352
Other:
Benefits paid by the plan		(82,725)		87,670
Contributions paid into the plan		(166,447)		(82,336)
Changes in the scope of consolidation		5		93
Effect of changes in foreign exchange rates		(272)		1,356
Subtotal		(249,439)		6,783
Ending balance	[1]	(116,723)		(46,758)
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		2,219,490		1,934,643
Included in profit or loss:
Current service cost		164,062		143,259
Past service cost		(18,613)		92
Net interest expense (income)		107,274		104,546
Settlement loss (gain)		(1,990)		7,633
Subtotal		250,733		255,530
Included in other comprehensive income:
Demographic assumptions		(2,338)		106,072
Financial assumptions		141,583		123,204
Experience adjustment		(121,322)		5,925
Return on plan assets excluding interest income		605		195
Subtotal		18,528		235,396
Other:
Benefits paid by the plan		(143,331)		(207,515)
Contributions paid into the plan		0		(13)
Changes in the scope of consolidation		0		93
Effect of changes in foreign exchange rates		(272)		1,356
Subtotal		(143,603)		(206,079)
Ending balance		2,345,148		2,219,490
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(2,266,248)		(2,376,817)
Included in profit or loss:
Current service cost		0		0
Past service cost		0		0
Net interest expense (income)		(122,178)		(138,254)
Settlement loss (gain)		18		5
Subtotal		(122,160)		(138,249)
Included in other comprehensive income:
Demographic assumptions		0		0
Financial assumptions		2,407		1,723
Experience adjustment		0		0
Return on plan assets excluding interest income		29,966		34,233
Subtotal		32,373		35,956
Other:
Benefits paid by the plan		60,606		295,185
Contributions paid into the plan		(166,447)		(82,323)
Changes in the scope of consolidation		5		0
Effect of changes in foreign exchange rates		0		0
Subtotal		(105,836)		212,862
Ending balance		₩ (2,461,871)		₩ (2,266,248)

[1]	The asset for defined benefit obligation of W46,758 million as of December 31, 2023 is the net defined benefit assets of W114,378 million less the net defined benefit liabilities of W67,620 million. In addition, the asset for defined benefit obligation of W116,723 million as of December 31, 2024 is the net defined benefit assets of W155,697 million less the net defined benefit liabilities of W38,974 million.